Goodwill (Schedule of Allocation of the Carrying Amount of Goodwill) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Total	€ 11,421	€ 51,888	€ 52,131
Front-End Segment [Member]
Goodwill [Line Items]
Goodwill, Total	11,421	11,649	11,193
Front-End Segment [Member] | ASM Microchemistry Oy [Member]
Goodwill [Line Items]
Goodwill, Total	3,560	3,560
Front-End Segment [Member] | ASM Genitech Korea Ltd [Member]
Goodwill [Line Items]
Goodwill, Total	7,861	8,089
Back-End Segment [Member]
Goodwill [Line Items]
Goodwill, Total	0	40,239	40,938
Back-End Segment [Member] | Asm Pacific Technology Ltd [Member]
Goodwill [Line Items]
Goodwill, Total	€ 0	€ 40,239